Issued capital (Tables)	6 Months Ended
Dec. 31, 2023
Issued capital [Abstract]
Issued Capital
	Consolidated
	31 Dec 2023	30 Jun 2023	31 Dec 2023	30 Jun 2023
	Shares	Shares	$'000	$'000

Ordinary shares - fully paid and unrestricted	82,419,050	64,747,477	1,038,846	965,857

Movements in Ordinary Share Capital
Movements in ordinary share capital

Details	Date	Shares	$'000

Opening balance as at	1 July 2023	64,747,477	965,857
Shares issued under Committed Equity Facility		12,887,814	51,417
Shares issued under the ATM Facility		4,679,200	24,254
Share based payment - vested shares		104,559	117
Capital raise costs		-	(2,801)

Closing balance as at	31 December 2023	82,419,050	1,038,846